Lease obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Lease Liabilities [Line Items]
Current	$ 346	$ 380
Non-current	503	789
Lease liability	$ 849	$ 1,169
Incremental borrowing rate %	5.00%
Maturity	2022
Bottom of range [member]
Disclosure Of Lease Liabilities [Line Items]
Incremental borrowing rate %	3.00%
Maturity	2023
Top of range [member]
Disclosure Of Lease Liabilities [Line Items]
Incremental borrowing rate %	5.00%
Maturity	2027